Transactions with Related Parties and Shareholders	12 Months Ended
Dec. 31, 2024
Related Party Transaction [Line Items]
Transactions with Related Parties and Shareholders
3.
Transactions with related parties and shareholders

Profit and Loss Sharing agreement:

During the years ended December 31, 2024, 2023 and 2022, the accrued interest costs of the profit and loss sharing agreement (the “Agreement”) entered into for one vessel described in Note 10 relating to MM Shipinvest Holdings Co., a related party company owned by one of HMI’s two shareholders, (“Assignee A”), based on the effective interest method, were $77,117, $4,833 and $nil, respectively, and are presented under “Finance costs, related party” in the accompanying consolidated statements of income.

Payables to Assignee A, which mainly include the accrued recognized interest cost from the operations of the vessel and are analyzed as follows:

Payable to Assignee A, related party
January 1, 2023	-
Proceeds from assignee	779,019
Interest cost	4,833
December 31, 2023	783,852
Interest cost	77,117
Repayments to assignee	(779,019)
Interest paid	(21,058)
December 31, 2024	60,892

3.
Transactions with related parties and shareholders - continued

Transactions with the Non-consolidated Pool Subsidiaries:

The Company earns management fees and commissions from the Non-consolidated Pool Subsidiaries (Note 2). The amounts earned for the years ended December 31, 2024, 2023 and 2022 are included in “Trade revenues, related parties” in the accompanying consolidated statements of income and are analyzed as follows:

	December 31, 2024
	Management Fees	Commissions
Blue Fin Pool	593,352	744,795
SeaLion Pool	966,198	2,825,367
Dorado Pool	29,452	768,779
SeaHorse Pool	22,500	17,075
Seadragon Pool	134,100	3,663,182
Total	1,745,602	8,019,198

	December 31, 2023
	Management Fees	Commissions
Blue Fin Pool	562,732	1,612,632
SeaLion Pool	1,080,585	4,163,287
Dorado Pool	73,000	889,057
SeaHorse Pool	160,772	206,890
Seadragon Pool	-	5,040,000
Total	1,877,089	11,911,866

	December 31, 2022
	Management Fees	Commissions
Blue Fin Pool	1,022,820	1,318,765
SeaLion Pool	1,074,411	3,187,366
Star Pool	-	13,288
Dorado Pool	53,726	412,254
SeaHorse Pool	95,138	138,644
Seadragon Pool	-	3,131,188
Total	2,246,095	8,201,505

During the year ended December 31, 2024, the Company provided aggregate funding of $930,000 to the Non-consolidated Pool Subsidiaries for working capital purposes. This loan to the Non-consolidated Pool Subsidiaries is included in “Receivables from related parties” in the accompanying consolidated balance sheet. The loan receivable is unsecured, with no fixed payment terms and repayable by the Non-consolidated Pool Subsidiaries upon demand and no later than December 31, 2025. The rate of interest on this loan receivable is 4.06% plus Secured Overnight Financing Rate (“SOFR”). The Company earned interest income of $77,308 from the Non-consolidated Pool Subsidiaries, at weighted average interest rates of 9.2% and 8.7% included in “Interest income, related parties” in the accompanying consolidated statement of income.

Receivables from the Non-consolidated Pool subsidiaries are included in “Receivables from related parties” in the accompanying consolidated balance sheets and consist of receivables related to unpaid management fees, commissions earned from the Non-consolidated Pool Subsidiaries and amounts paid for expenses of the Non-consolidated Pool Subsidiaries on behalf of them or loan receivable from the Non-consolidated Pool Subsidiaries. Payables to the Non-consolidated Pool subsidiaries are included in “Payables to related parties” in the accompanying consolidated balance sheets and mainly consist of revenue collected from Heidmar Inc. on behalf of Non-consolidated Pool Subsidiaries. As of December 31, 2024 and 2023, the Company had receivables from/ (payables to) the following Non-consolidated Pool subsidiaries:

	2024	2023
Blue Fin Pool	2,457,095	747,149
SeaLion Pool	1,299,135	2,594,788
Seadragon Pool	2,962,896	1,196,675
Seawolf Pool	15,592	12,944
Dorado Pool	1,041,740	444,841
Star Pool	7,186	7,202
Marlin Pool	4,595	4,595
SeaHorse Pool	525,384	511,861
Total Receivables	8,313,623	5,520,055
Sigma Pool	-	507,047
Total Payables	-	507,047

3.
Transactions with related parties and shareholders - continued

Revenues, costs and expenses applicable to revenues, net income current and total assets, current and total liabilities of the Non-consolidated Pool subsidiaries as of and for the years ended December 31, 2024, 2023 and 2022 are analyzed as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Revenues of the Non-consolidated Pool Subsidiaries	691,734,800	877,449,952	683,809,587
Costs and expenses of the Non-consolidated Pool Subsidiaries	281,851,357	328,587,308	347,922,997
Net income of the Non-consolidated Pool Subsidiaries	-	-	-
Current and total assets of the Non-consolidated Pool Subsidiaries	114,193,010	194,146,719	228,948,203
Current and total liabilities of the Non-consolidated Pool Subsidiaries	114,192,810	194,146,519	228,948,103

Transactions with Syndication partner:

Receivables and trade revenues from the Syndication partner consist of balances with Heidmar Trading LLC. (“Syndication partner”), an entity that is controlled by one of Company’s shareholders.

Syndication income

Syndication income that amounted to $670,231 (2023: $8,409,528, 2022: $6,223,911) for the year ended December 31, 2024 represents the variable remuneration relating to the operating results of the Two Vessels under the Syndication Agreement. The syndication agreement for one vessel ended in April 2023 and for the second one in March 2024.

Receivable from Syndication partner: Receivable from Syndication partner of $nil and $5,261,008 as at December 31, 2024 and December 31, 2023, respectively, mainly includes amounts due from the Syndication partner relating to the Syndication result and advances for expenses paid on behalf of the Syndication partner and is included in “Receivables from related parties” in the accompanying consolidated balance sheets. The receivable as of December 31, 2023, has been fully settled during the year ended December 31, 2024.

Payables to shareholder: Payables to shareholder consist of amounts paid by one of the shareholders, Maistros Shipinvest Corp., for working capital purposes with regards to the operations of the newly established office in Dubai (Note 9). The balance as of both December 31, 2024 and December 31, 2023 was $5,239,219. This balance is unsecured, with no fixed payment terms, interest free and repayable upon demand.

Other: Included in “Other receivables” in the accompanying consolidated balance sheets, is the advance to an employee in a management position which is unsecured, interest free and callable upon demand. The balance as at December 31, 2024 and 2023 was $98,026 and $nil, respectively.

The following table presents a summary of the receivables/(payables) from/(to) related parties:

	2024	2023
Non-consolidated pool subsidiaries	8,313,623	5,520,055
Syndication partner	-	5,261,008
Total Receivables	8,313,623	10,781,063

Non-consolidated pool subsidiaries	-	507,047
Total Payables	-	507,047